Lease and Commitments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of December 31, 2020:

Year Ended March 31,
2021	$6,614
2022	26,634
2023	27,167
2024	27,710
2025	28,265
Thereafter	48,305
$164,695
Less: Amount representing interest	(345)
Present value of lease liabilities	$164,350

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of March 31, 2020:

Year Ended March 31,
2021	$24,936
2022	24,936
2023	24,936
2024	24,936
2025	24,936
Thereafter	29,092
$153,772
Less: Amount representing interest	(5,080)
Present value of lease liabilities	$148,692

Schedule of Future Lease Payments
December 31, 2020
Present value of future base rent lease payments	$164,350
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$164,350

March 31, 2020
Present value of future base rent lease payments	$148,692
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$148,692

Schedule of Present Value of Future Lease Payments Between Current and Non-current Assets and Liabilities

As of December 31, 2020, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

December 31, 2020
Operating lease right-of-use asset	$164,350
Total operating lease assets	164,350

Operating lease current liability	26,450
Operating lease other liability	137,900
Total operating lease liabilities	$164,350

As of March 31, 2020, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

March 31, 2020
Operating lease right-of-use asset	$148,693
Total operating lease assets	148,693

Operating lease current liability	24,791
Operating lease other liability	123,901
Total operating lease liabilities	$148,692